Convertible Notes (Tables) - Xos, Inc. [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Convertible Notes (Tables) [Line Items]
Schedule of carrying value of convertible debt current
Convertible notes, current portion	$21,540
Debt discount recognized	(4,884)
Debt discount amortized	1,704
Net convertible notes, current portion	$18,360

	December 31,
	2020	2019	2018
Convertible notes, current portion	$21,540	$1,000	$—
Debt discount recognized	(4,884)	—	—
Debt discount amortized	1,704	—	—
Net convertible notes, current portion	$18,360	$1,000	$—

Schedule of carrying value of convertible debt non current
	December 31,
	2020	2019	2018
Convertible notes, non-current portion	$—	$7,064	$6,333
Debt discount recognized	—	(690)	(427)
Debt discount amortized	—	28	6
Net convertible notes, non-current portion	$—	$6,402	$5,912

Schedule of debt discount
	12 Months Ended December 31,
	2020	2019	2018
Debt discount recognized	$—	$62	$259
Debt discount amortized	$15	$10	$5
	12 Months Ended December 31,
	2020	2019	2018
Debt discount recognized	$4,194	$201	$—
Debt discount amortized	$1,661	$11	$—